World Color Press Insolvency Proceedings (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2014	Jul. 02, 2010
Bankruptcy Claims [Line Items]
Amounts owing in satisfaction of bankruptcy claims	$ 1.4		$ 2.5	$ 9.3
Bankruptcy claims, cumulative amount of unsecured notes issued to settle claims			33.2
Bankruptcy Claims, Amount Of Unsecured Notes Expunged By Bankruptcy Court	0
Short-term restricted cash	9.5		4.5	14.8
Long-term restricted cash	31.9		51.5	45.7
Other	2.2		0
Restricted Cash [Roll Forward]
Restricted cash and cash equivalents, beginning of year	56.0
Increase (decrease) in restricted cash	14.6	4.5	4.5	15.4	24.6
Increase Decrease in Restricted Cash Non Cash Adjustments			0
Restricted cash and cash equivalents, end of year	41.4		56.0
Bankruptcy claims, maximum potential payout, beginning of period	56.0					39.2
Restricted Cash - Class 3 Claim payments during 2014	(7.9)
Restricted Cash, Restricted cash returned to Quad/Graphics	(8.9)
Restricted Cash, Non-cash adjustment	0
Increase (Decrease) in Unsecured Note [Roll Forward]
Unsecured Notes to be Issued, beginning of year	18.0	23.8	23.8	38.7			51.2
Bankruptcy Claims, Amount of Unsecured Notes Issued to Settle Claims	(7.9)		(4.5)	(14.9)
Bankruptcy Claims Non Cash Adjustments Related to Settlement Claims	1.0		(1.3)
Unsecured Notes to be Issued, end of year	9.1		18.0	23.8	38.7		51.2
Unsecured Notes to be issued, beginning of period	18.0					9.1
Priority Cash Recovery [Member]
Bankruptcy Claims [Line Items]
Amounts owing in satisfaction of bankruptcy claims			2.5	9.3
Class 3 Claims Unsecured Note Recovery [Member]
Bankruptcy Claims [Line Items]
Bankruptcy claims, percentage of unsecured note of allowed class 3 claim							50.00%
Bankruptcy claims, amount of unsecured note threshold							75.0
Bankruptcy claims, amount of claims threshold							150.0
Bankruptcy claims, prepayment redemption premium							5.00%
Restricted Cash [Roll Forward]
Increase (decrease) in restricted cash			(4.5)	(14.9)
Defeasance of Unsecured Notes to be Issued [Member]
Restricted Cash [Roll Forward]
Restricted cash and cash equivalents, beginning of year							89.2
Restricted cash and cash equivalents, end of year			56.0	60.5	75.4		89.2
Bankruptcy claims, maximum potential payout, beginning of period							$ 89.2